CAPITAL RISK MANAGEMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Share capital	$ 923,964	$ 951,184
Reserves	35,135	33,122
Accumulated other comprehensive income (loss)	(87,911)	36,078
Retained earnings	391,918	137,212
Equity, including portion of convertible debt	$ 1,263,106	$ 1,157,596